Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE 6 - GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill

Goodwill relates to the Production Solutions for the Electronics Industry segment.

Composition of goodwill and changes therein the years ended December 31, 2017 and 2016 are as follows:

	December 31
	2017	2016
	$ in thousands
Balance at the beginning of year	176,374	170,177
Acquired during the year	1,112	6,197

Balance at the end of year	177,486	176,374

b.	Other intangible assets

Other intangible assets are composed as follows:

	December 31
	2017	2016
	$ in thousands
Cost:
Intellectual property	67,650	67,350
Customer relations	97,483	97,483
Trade name	6,008	6,008
IPR&D	8,800
Other	143	143

	180,084	170,984

Less: accumulated amortization	111,858	86,774

	68,226	84,210

IPR&D was valued as part of the Pixcell step-up acquisition as further described in Note 2b. The IPR&D was valued using the income approach. The material net cash inflows are expected in 3 years. The key assumption in valuing the IPR&D related to the discount rate, which was 27.5%.

Amortization of other intangible assets totaled $25,484,000, $27,456,000 and $30,224,000 in the years ended December 31, 2017, 2016 and 2015, respectively.

Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2018	25,531
2019	18,657
2020	10,301
2021	3,718
2022	1,004
2023 and thereafter	215

59,426